Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ (69,113)	$ 22,945	$ 28,262
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, net of tax			(617)
Foreign Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, net of tax	$ (69,113)	$ 22,945	$ 28,879